Vessels, Net (Details)	9 Months Ended	12 Months Ended			15 Months Ended
	Sep. 30, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 21, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)
Debt Instruments
Scrap value per light weight ton	$ 717				$ 685
Property Plant And Equipment Salvage Value Percentage	12.00%
Change in accounting estimate effect on depreciation		$ 152,000
Lena River
Debt Instruments
Consideration for vessel and related time charter			$ 240,000,000
Year Built		2013
Cubic Meters		155,000
Value of vessel acquired		$ 220,000,000			$ 220,000,000
Arctic Aurora and Yenisei River
Debt Instruments
Consideration for vessel and related time charter				$ 492,500,000